Cover	May 07, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”) is filed pursuant to Item 5.07(d) and amends Item 5.07 of the Current Report on Form 8-K filed by First United Corporation (the “Corporation”) on May 11, 2026 (the “Original Report”) to disclose the Corporation’s decision as to how frequently the Corporation will include a shareholder vote on the compensation of executives in its proxy materials until the next required vote on the frequency of such shareholder votes.
Document Period End Date	May 07, 2026
Entity File Number	0-14237
Entity Registrant Name	First United Corporation
Entity Central Index Key	0000763907
Entity Tax Identification Number	52-1380770
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	19 South Second Street
Entity Address, City or Town	Oakland
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21550
City Area Code	301
Local Phone Number	334-9471
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	FUNC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false